Schedule of investments
Delaware Wealth Builder Fund	February 28, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.42%
Fannie Mae 4.50% 2/1/44	49,725	$ 53,642
Fannie Mae S.F. 15 yr
2.00% 2/1/36	146,499	145,614
2.50% 7/1/36	272,670	276,165
Fannie Mae S.F. 20 yr
2.00% 3/1/41	43,751	42,631
2.00% 5/1/41	186,600	181,823
3.00% 3/1/33	270,574	277,063
Fannie Mae S.F. 30 yr
2.00% 12/1/50	24,089	23,168
2.00% 1/1/51	69,654	66,998
2.00% 2/1/51	47,965	46,160
2.00% 3/1/51	47,027	45,216
2.00% 5/1/51	281,848	270,990
2.00% 6/1/51	1,103,493	1,062,129
2.50% 1/1/43	20,248	20,182
2.50% 1/1/51	50,402	49,828
2.50% 5/1/51	16,719	16,515
2.50% 6/1/51	33,502	33,183
2.50% 7/1/51	187,191	184,945
2.50% 8/1/51	479,744	474,948
2.50% 9/1/51	180,832	178,625
2.50% 2/1/52	931,000	920,519
3.00% 11/1/48	10,930	11,195
3.00% 12/1/49	5,924	6,021
3.00% 3/1/50	91,319	92,982
3.00% 7/1/50	169,357	173,032
3.00% 7/1/51	179,651	182,816
3.00% 8/1/51	77,102	78,208
3.50% 12/1/47	321,947	334,407
3.50% 1/1/48	103,431	107,243
3.50% 2/1/48	58,567	60,997
3.50% 11/1/48	16,823	17,437
3.50% 12/1/49	182,947	190,479
4.00% 4/1/47	9,330	9,905
4.00% 6/1/48	113,119	119,819
4.00% 9/1/48	4,680	4,928
4.00% 6/1/49	8,402	8,893
4.50% 4/1/48	400,166	432,506
4.50% 1/1/49	126,424	136,415
4.50% 1/1/50	33,176	35,800
NQ-129 [2/22] 4/22 (2112919)    1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 7/1/49	110,653	$ 120,589

Fannie Mae S.F. 30 yr TBA 3.00% 3/1/52	420,000	424,200
Freddie Mac S.F. 15 yr
2.00% 12/1/35	69,200	68,778
3.00% 3/1/35	132,947	136,683
Freddie Mac S.F. 20 yr
2.00% 3/1/41	49,657	48,384
2.00% 4/1/41	45,374	44,211
2.50% 6/1/41	300,001	301,725
3.00% 9/1/40	123,278	125,802
3.00% 3/1/42	248,000	254,426
3.50% 9/1/35	191,826	200,163
Freddie Mac S.F. 30 yr
2.00% 9/1/51	184,413	177,186
2.50% 10/1/50	38,499	38,173
2.50% 11/1/50	62,302	61,591
2.50% 2/1/51	23,503	23,304
3.00% 1/1/50	10,547	10,741
3.00% 8/1/51	822,122	834,825
3.50% 8/1/49	281,466	291,673
4.00% 7/1/47	2,886	3,048
4.00% 10/1/47	28,264	29,646
4.50% 4/1/49	10,645	11,430
4.50% 8/1/49	27,291	29,531

GNMA I S.F. 30 yr 3.00% 8/15/45	59,367	61,276
Total Agency Mortgage-Backed Securities (cost $10,006,093)		9,670,812

Collateralized Debt Obligations — 0.20%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.234% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	248,830
Octagon Investment Partners 48 Series 2020-3A AR 144A 1.404% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	300,000	299,097
Sound Point Clo XXI Series 2018-3A A1A 144A 1.447% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	250,000	249,174
Total Collateralized Debt Obligations (cost $793,157)		797,101

2    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds — 5.95%
Basic Industry — 0.18%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	154,000	$ 114,268
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	393,000	598,539
		712,807
Capital Goods — 0.38%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	331,000	828,758
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	651,000	681,922
		1,510,680
Communications — 0.84%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	755,000	678,368
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	773,000	703,043
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	794,000	824,271
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	800,000	778,000
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	373,000	346,890
		3,330,572
Consumer Cyclical — 0.37%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	479,000	447,566
Ford Motor 144A 0.00% exercise price $17.31, maturity date 3/15/26 #, ^	522,000	639,598
FuboTV 144A 3.25% exercise price $57.78, maturity date 2/15/26 #	521,000	395,439
		1,482,603
Consumer Non-Cyclical — 1.98%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	277,000	277,554
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	831,000	880,341
Chegg 4.142% exercise price $107.55, maturity date 9/1/26 ^	859,000	704,380
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	528,000	508,728
NQ-129 [2/22] 4/22 (2112919)    3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	539,000	$ 530,106
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	480,000	714,000
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	833,000	906,887
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	559,000	499,606
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	365,000	423,172
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	232,000	301,745
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,065,000	960,204
Repay Holdings 144A 0.337% exercise price $33.60, maturity date 2/1/26 #, ^	668,000	578,488
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	602,000	622,167
		7,907,378
Energy — 0.29%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	766,000	830,574
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	289,000	313,131
		1,143,705
Real Estate Investment Trusts — 0.31%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	635,000	656,590
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	565,000	595,228
		1,251,818
Technology — 0.97%
Microchip Technology 1.625% exercise price $46.63, maturity date 2/15/27	365,000	735,703
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	337,000	1,020,268
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	389,000	871,944
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	918,000	907,718
4    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology (continued)
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	305,000	$ 328,828
		3,864,461
Technology & Electronics — 0.10%
Block 0.125% exercise price $121.01, maturity date 3/1/25	322,000	412,361
		412,361
Transportation — 0.38%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	718,000	895,705
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	678,000	631,218
		1,526,923
Utilities — 0.15%
NRG Energy 2.75% exercise price $44.89, maturity date 6/1/48	540,000	597,258
		597,258
Total Convertible Bonds (cost $21,500,151)		23,740,566

Corporate Bonds — 10.96%
Banking — 1.28%
Banco Continental 144A 2.75% 12/10/25 #	200,000	188,151
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	205,355
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	176,500
Bank of America
1.922% 10/24/31 μ	70,000	63,447
2.456% 10/22/25 μ	15,000	14,969
2.482% 9/21/36 μ	140,000	127,214
2.884% 10/22/30 μ	20,000	19,630
3.194% 7/23/30 μ	55,000	55,026

Bank of Georgia 144A 6.00% 7/26/23 #	200,000	210,499
BBVA Bancomer
144A 1.875% 9/18/25 #	200,000	194,227
144A 6.75% 9/30/22 #	274,000	280,819

Citigroup 4.45% 9/29/27	300,000	320,752
Credit Agricole 144A 2.811% 1/11/41 #	275,000	236,788
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	248,849
NQ-129 [2/22] 4/22 (2112919)    5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Deutsche Bank 2.222% 9/18/24 μ		300,000	$ 299,420
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	197,387
Goldman Sachs Group
1.542% 9/10/27 μ		105,000	98,911
2.615% 4/22/32 μ		170,000	160,875
3.50% 4/1/25		80,000	82,270
JPMorgan Chase & Co.
2.58% 4/22/32 μ		140,000	134,244
2.739% 10/15/30 μ		20,000	19,556
4.023% 12/5/24 μ		80,000	82,574
5.00% 8/1/24 μ, ψ		85,000	85,584
Morgan Stanley
1.794% 2/13/32 μ		155,000	138,483
2.484% 9/16/36 μ		70,000	63,614
5.00% 11/24/25		95,000	102,743

NBK SPC 144A 1.625% 9/15/27 #, μ		200,000	188,238
PNC Financial Services Group 2.60% 7/23/26		180,000	182,617
State Street
3.10% 5/15/23		10,000	10,180
3.30% 12/16/24		130,000	134,536

SVB Financial Group 4.00% 5/15/26 μ, ψ		305,000	287,081
Truist Bank 2.636% 9/17/29 μ		185,000	185,827
Truist Financial 4.95% 9/1/25 μ, ψ		55,000	56,872
US Bancorp
3.00% 7/30/29		150,000	151,624
3.10% 4/27/26		25,000	25,698
3.375% 2/5/24		60,000	61,685
			5,092,245
Basic Industry — 0.72%
Allegheny Technologies 5.125% 10/1/31		75,000	73,020
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	190,420
Artera Services 144A 9.033% 12/4/25 #		105,000	105,486
Avient 144A 5.75% 5/15/25 #		88,000	90,422
Chemours 144A 5.75% 11/15/28 #		180,000	177,197
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #		200,000	194,164
First Quantum Minerals 144A 7.50% 4/1/25 #		250,000	255,792
Freeport-McMoRan 5.45% 3/15/43		230,000	264,891
Hutama Karya Persero 144A 3.75% 5/11/30 #		200,000	203,566
6    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
International Flavors & Fragrances 144A 1.832% 10/15/27 #	135,000	$ 127,753
LyondellBasell Industries 4.625% 2/26/55	250,000	263,002
New Gold 144A 7.50% 7/15/27 #	165,000	172,190
Newmont 2.80% 10/1/29	190,000	184,448
NOVA Chemicals 144A 4.25% 5/15/29 #	175,000	164,283
OCP 144A 3.75% 6/23/31 #	200,000	176,658
Olin 5.00% 2/1/30	100,000	100,925
Univar Solutions USA 144A 5.125% 12/1/27 #	135,000	137,612
		2,881,829
Capital Goods — 0.31%
Intertape Polymer Group 144A 4.375% 6/15/29 #	190,000	180,405
Madison IAQ 144A 5.875% 6/30/29 #	150,000	136,316
Teledyne Technologies
0.95% 4/1/24	105,000	102,375
2.75% 4/1/31	250,000	241,542

Terex 144A 5.00% 5/15/29 #	195,000	193,403
TK Elevator US Newco 144A 5.25% 7/15/27 #	200,000	198,243
TransDigm 144A 6.25% 3/15/26 #	187,000	192,645
		1,244,929
Communications — 0.86%
Altice France 144A 5.50% 10/15/29 #	180,000	165,180
Altice France Holding 144A 6.00% 2/15/28 #	310,000	275,122
AT&T
1.70% 3/25/26	105,000	102,262
3.10% 2/1/43	60,000	53,654
4.35% 3/1/29	170,000	184,986

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	167,350
Connect Finco 144A 6.75% 10/1/26 #	250,000	253,375
Consolidated Communications
144A 5.00% 10/1/28 #	80,000	75,894
144A 6.50% 10/1/28 #	80,000	79,800
Frontier Communications Holdings
144A 5.875% 10/15/27 #	240,000	243,647
144A 6.75% 5/1/29 #	75,000	72,938

Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	187,420
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	217,582
Sprint 7.125% 6/15/24	242,000	261,965
NQ-129 [2/22] 4/22 (2112919)    7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
2.55% 2/15/31	125,000	$ 117,236
2.625% 4/15/26	95,000	93,380
3.00% 2/15/41	75,000	65,098
3.375% 4/15/29	95,000	93,123
3.50% 4/15/31	55,000	54,227
3.875% 4/15/30	120,000	124,219
Verizon Communications
2.10% 3/22/28	200,000	193,357
4.50% 8/10/33	95,000	105,703
Vodafone Group
4.25% 9/17/50	110,000	112,866
4.875% 6/19/49	40,000	44,501

Zayo Group Holdings 144A 6.125% 3/1/28 #	85,000	79,083
		3,423,968
Consumer Cyclical — 0.96%
Allison Transmission 144A 5.875% 6/1/29 #	335,000	351,976
B2W Digital 144A 4.375% 12/20/30 #	200,000	173,321
Bath & Body Works
6.875% 11/1/35	180,000	199,222
6.95% 3/1/33	122,000	129,159

Caesars Entertainment 144A 6.25% 7/1/25 #	370,000	384,054
Carnival
144A 5.75% 3/1/27 #	330,000	321,849
144A 7.625% 3/1/26 #	235,000	241,814

Fertitta Entertainment 144A 6.75% 1/15/30 #	165,000	157,275
Ford Motor Credit
2.90% 2/16/28	260,000	244,867
3.375% 11/13/25	240,000	236,674
4.542% 8/1/26	260,000	268,151
General Motors Financial
0.809% (SOFR + 0.76%) 3/8/24 •	110,000	110,276
4.35% 4/9/25	130,000	136,054
5.25% 3/1/26	95,000	103,473

Levi Strauss & Co. 144A 3.50% 3/1/31 #	160,000	149,358
MGM Resorts International 4.75% 10/15/28	70,000	69,824
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	330,000	323,827
Scientific Games International 144A 8.25% 3/15/26 #	119,000	124,418
8    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Six Flags Entertainment 144A 4.875% 7/31/24 #	110,000	$ 110,038
		3,835,630
Consumer Non-Cyclical — 0.63%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	130,653
4.70% 2/1/36	50,000	55,789

BAT Capital 2.259% 3/25/28	55,000	51,387
Biogen 3.15% 5/1/50	275,000	225,180
Bunge Finance
1.63% 8/17/25	150,000	145,695
2.75% 5/14/31	165,000	157,182

Central American Bottling 144A 5.25% 4/27/29 #	200,000	202,750
CVS Health
2.70% 8/21/40	165,000	144,250
3.25% 8/15/29	185,000	188,425

Gilead Sciences 4.15% 3/1/47	165,000	173,310
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	188,950
JBS USA LUX 144A 6.50% 4/15/29 #	220,000	234,580
Kraft Heinz Foods 5.20% 7/15/45	135,000	153,000
Post Holdings 144A 5.625% 1/15/28 #	120,000	120,579
Royalty Pharma 1.20% 9/2/25	370,000	351,550
		2,523,280
Electric — 0.05%
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	195,140
		195,140
Energy — 1.80%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	160,000	152,400
144A 7.00% 11/1/26 #	80,000	79,136
BP Capital Markets America
2.939% 6/4/51	275,000	231,866
3.06% 6/17/41	70,000	62,857

Callon Petroleum 144A 8.00% 8/1/28 #	50,000	52,061
Chevron USA
3.25% 10/15/29	85,000	89,374
3.90% 11/15/24	20,000	21,049

CNX Midstream Partners 144A 4.75% 4/15/30 #	65,000	62,923
NQ-129 [2/22] 4/22 (2112919)    9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
CNX Resources
144A 6.00% 1/15/29 #	135,000	$ 138,078
144A 7.25% 3/14/27 #	90,000	95,184

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	189,812
DCP Midstream Operating 5.125% 5/15/29	260,000	274,096
Diamondback Energy 3.125% 3/24/31	235,000	229,632
Enbridge
0.45% (SOFR + 0.40%) 2/17/23 •	125,000	124,907
2.50% 8/1/33	245,000	225,234
Energy Transfer
5.25% 4/15/29	95,000	104,380
6.25% 4/15/49	60,000	69,431
6.50% 11/15/26 μ, ψ	120,000	118,939

Enterprise Products Operating 3.20% 2/15/52	265,000	228,301
EQM Midstream Partners 144A 4.75% 1/15/31 #	110,000	103,277
Genesis Energy
7.75% 2/1/28	285,000	281,844
8.00% 1/15/27	175,000	177,187

KazTransGas 144A 4.375% 9/26/27 #	381,000	382,450
Lukoil Securities 144A 3.875% 5/6/30 #	205,000	90,200
Marathon Oil 4.40% 7/15/27	150,000	159,373
MPLX
4.00% 3/15/28	30,000	31,317
4.125% 3/1/27	135,000	142,088
5.50% 2/15/49	55,000	62,865

Murphy Oil 6.375% 7/15/28	295,000	306,055
Murphy Oil USA 144A 3.75% 2/15/31 #	165,000	153,306
NuStar Logistics 5.625% 4/28/27	163,000	163,414
Occidental Petroleum
6.45% 9/15/36	55,000	64,849
6.60% 3/15/46	235,000	281,199
6.625% 9/1/30	90,000	104,871

PDC Energy 5.75% 5/15/26	205,000	208,339
Pioneer Natural Resources 1.90% 8/15/30	95,000	86,377
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	183,626
Qatar Energy 144A 2.25% 7/12/31 #	200,000	188,752
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	59,378
5.75% 5/15/24	210,000	223,555

10    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Southwestern Energy 7.75% 10/1/27	175,000	$ 184,826
Targa Resources Partners 5.375% 2/1/27	172,000	177,154
TechnipFMC 144A 6.50% 2/1/26 #	220,000	227,435
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	190,420
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	124,805
UEP Penonome II 144A 6.50% 10/1/38 #	192,383	201,103
Western Midstream Operating 4.75% 8/15/28	85,000	88,120
		7,197,845
Financials — 0.60%
AerCap Ireland Capital 4.45% 4/3/26	150,000	156,726
Air Lease 2.875% 1/15/26	150,000	149,503
Ally Financial 8.00% 11/1/31	135,000	177,984
Aviation Capital Group 144A 1.95% 1/30/26 #	365,000	347,744
Castlelake Aviation Finance 144A 5.00% 4/15/27 #	170,000	160,925
DAE Sukuk Difc 144A 3.75% 2/15/26 #	200,000	199,390
Hightower Holding 144A 6.75% 4/15/29 #	110,000	110,256
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	191,225
Jefferies Group
4.15% 1/23/30	170,000	178,670
6.45% 6/8/27	10,000	11,747
6.50% 1/20/43	5,000	6,313

MAF Sukuk 3.933% 2/28/30	200,000	206,402
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	195,548
MSCI 144A 3.625% 11/1/31 #	155,000	151,354
VistaJet Malta Finance 144A 6.375% 2/1/30 #	165,000	157,331
		2,401,118
Healthcare — 0.50%
Bausch Health 144A 6.25% 2/15/29 #	325,000	277,656
Community Health Systems 144A 4.75% 2/15/31 #	135,000	127,242
DaVita 144A 4.625% 6/1/30 #	150,000	144,059
Encompass Health 5.75% 9/15/25	174,000	176,380
Hadrian Merger Sub 144A 8.50% 5/1/26 #	200,000	202,321
NQ-129 [2/22] 4/22 (2112919)    11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	124,000	$ 131,456
5.875% 2/15/26	159,000	172,026
7.58% 9/15/25	159,000	178,974
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	90,000	94,147
144A 7.375% 6/1/25 #	107,000	110,679
Tenet Healthcare
144A 4.25% 6/1/29 #	175,000	169,147
144A 6.125% 10/1/28 #	200,000	202,809
		1,986,896
Insurance — 0.39%
Arthur J Gallagher & Co. 3.50% 5/20/51	340,000	320,043
Athene Global Funding 144A 1.00% 4/16/24 #	90,000	87,705
Athene Holding 3.95% 5/25/51	250,000	239,087
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	352,978
HUB International 144A 5.625% 12/1/29 #	115,000	109,394
NFP 144A 6.875% 8/15/28 #	120,000	111,759
USI 144A 6.875% 5/1/25 #	343,000	344,825
		1,565,791
Media — 0.87%
Altice Financing 144A 5.00% 1/15/28 #	200,000	180,438
AMC Networks 4.25% 2/15/29	395,000	370,437
CCO Holdings
144A 4.50% 8/15/30 #	80,000	77,182
4.50% 5/1/32	45,000	42,824
144A 5.375% 6/1/29 #	380,000	386,589
Charter Communications Operating
4.40% 12/1/61	40,000	35,719
4.80% 3/1/50	70,000	68,584
5.05% 3/30/29	100,000	108,812

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	105,000	109,241
Comcast 3.20% 7/15/36	340,000	327,503
CSC Holdings
144A 3.375% 2/15/31 #	200,000	170,651
144A 5.00% 11/15/31 #	215,000	179,241
5.25% 6/1/24	5,000	5,076

12    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	183,000	$ 186,387
Directv Financing 144A 5.875% 8/15/27 #	115,000	115,144
Discovery Communications
4.00% 9/15/55	40,000	36,424
4.125% 5/15/29	135,000	139,967

Gray Television 144A 4.75% 10/15/30 #	175,000	164,334
Nielsen Finance
144A 4.50% 7/15/29 #	45,000	40,514
144A 4.75% 7/15/31 #	150,000	133,757

Paramount Global 4.375% 3/15/43	18,000	17,995
Sirius XM Radio 144A 4.00% 7/15/28 #	315,000	303,376
Terrier Media Buyer 144A 8.875% 12/15/27 #	180,000	184,703
Time Warner Cable 7.30% 7/1/38	60,000	75,210
Time Warner Entertainment 8.375% 3/15/23	25,000	26,671
		3,486,779
Real Estate Investment Trusts — 0.24%
Crown Castle International 1.05% 7/15/26	375,000	349,565
CubeSmart 3.00% 2/15/30	140,000	138,902
Iron Mountain 144A 4.50% 2/15/31 #	320,000	299,638
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	35,000	35,238
5.75% 2/1/27	120,000	130,160
		953,503
Services — 0.12%
Legends Hospitality Holding 144A 5.00% 2/1/26 #	70,000	68,670
Prime Security Services Borrower 144A 5.75% 4/15/26 #	225,000	231,476
United Rentals North America 3.875% 2/15/31	176,000	170,318
		470,464
Technology — 0.13%
Marvell Technology 2.45% 4/15/28	260,000	251,097
Microchip Technology 0.972% 2/15/24	255,000	248,640
		499,737
Technology & Electronics — 0.73%
Apple 2.20% 9/11/29	140,000	137,599
Broadcom 144A 3.469% 4/15/34 #	345,000	333,458
Fidelity National Information Services 1.65% 3/1/28	365,000	338,254
NQ-129 [2/22] 4/22 (2112919)    13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
Fiserv 3.20% 7/1/26	235,000	$ 240,251
Global Payments 2.65% 2/15/25	135,000	135,664
Go Daddy Operating 144A 3.50% 3/1/29 #	175,000	166,105
Microchip Technology 144A 0.983% 9/1/24 #	100,000	96,293
NXP
144A 3.25% 5/11/41 #	60,000	55,050
144A 4.875% 3/1/24 #	230,000	241,271

Oracle 2.875% 3/25/31	250,000	238,790
PayPal Holdings 2.65% 10/1/26	340,000	343,942
SS&C Technologies 144A 5.50% 9/30/27 #	240,000	246,931
VMware 1.00% 8/15/24	370,000	359,555
		2,933,163
Transportation — 0.16%
Delta Air Lines 7.375% 1/15/26	97,000	108,978
Mileage Plus Holdings 144A 6.50% 6/20/27 #	180,000	190,103
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	146,817
Southwest Airlines 5.125% 6/15/27	40,000	44,380
United Airlines
144A 4.375% 4/15/26 #	65,000	64,916
144A 4.625% 4/15/29 #	80,000	78,184
		633,378
Utilities — 0.61%
Calpine
144A 4.50% 2/15/28 #	67,000	65,494
144A 5.00% 2/1/31 #	185,000	171,550
144A 5.25% 6/1/26 #	60,000	60,670

CenterPoint Energy 1.45% 6/1/26	255,000	244,473
Duke Energy 4.875% 9/16/24 μ, ψ	240,000	242,100
Entergy Louisiana 4.95% 1/15/45	5,000	5,259
Entergy Mississippi 2.85% 6/1/28	60,000	60,194
Entergy Texas 3.55% 9/30/49	115,000	110,627
Evergy 2.90% 9/15/29	160,000	158,875
Evergy Metro 3.65% 8/15/25	25,000	26,059
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	207,285
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	58,201
Pacific Gas and Electric 2.10% 8/1/27	265,000	246,369
PacifiCorp 2.90% 6/15/52	290,000	255,476
PG&E 5.25% 7/1/30	95,000	94,521
14    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Southern California Edison
4.00% 4/1/47	30,000	$ 29,688
4.875% 3/1/49	45,000	49,482

Southwestern Electric Power 4.10% 9/15/28	165,000	174,994
Vistra
144A 7.00% 12/15/26 #, μ, ψ	130,000	129,228
144A 8.00% 10/15/26 #, μ, ψ	55,000	56,580
		2,447,125
Total Corporate Bonds (cost $45,548,950)		43,772,820

Non-Agency Asset-Backed Securities — 0.16%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	100,000	93,781
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	99,250	95,147
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	199,500	191,061
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	250,000	242,840
Total Non-Agency Asset-Backed Securities (cost $648,717)		622,829

Non-Agency Collateralized Mortgage Obligations — 0.03%
JP Morgan Mortgage Trust Series 2021-10 A3 144A 2.50% 12/25/51 #, •	46,987	44,737
Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •	94,016	90,353
Total Non-Agency Collateralized Mortgage Obligations (cost $143,581)		135,090

Non-Agency Commercial Mortgage-Backed Securities — 1.03%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	96,492
Series 2019-BN20 A3 3.011% 9/15/62	250,000	251,928
Series 2020-BN25 A5 2.649% 1/15/63	350,000	344,125
Series 2021-BN36 A5 2.47% 9/15/64	465,000	447,796
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	350,000	334,414
Series 2020-B20 A5 2.034% 10/15/53	300,000	280,624
Series 2021-B24 A5 2.584% 3/15/54	260,000	252,981

NQ-129 [2/22] 4/22 (2112919)    15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	$ 248,807
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54		100,000	104,335
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72		350,000	354,413
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	94,474
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		165,000	170,391
Series 2019-GC42 A4 3.001% 9/1/52		350,000	352,600
Series 2020-GC47 A5 2.377% 5/12/53		250,000	240,540

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		150,000	155,886
Wells Fargo Commercial Mortgage Trust Series 2019-C54 A4 3.146% 12/15/52		375,000	381,607
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,347,328)			4,111,413

Sovereign Bonds — 1.59%Δ
Angola — 0.05%
Angolan Government International Bond
9.375% 5/8/48		200,000	189,428
			189,428
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	171,394
			171,394
Brazil — 0.09%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	2,000,000	371,544
			371,544
Chile — 0.02%
Bonos de la Tesoreria de la Republica en pesos
144A 2.80% 10/1/33 #	CLP	55,000,000	51,242
5.00% 3/1/35	CLP	25,000,000	28,831
			80,073
16    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Colombia — 0.15%
Colombia Government International Bonds
4.125% 2/22/42		217,000	$ 169,683
5.20% 5/15/49		200,000	169,706
Colombian TES 7.00% 6/30/32	COP	1,270,900,000	271,401
			610,790
Czech Republic — 0.01%
Czech Republic Government Bond
2.40% 9/17/25	CZK	850,000	36,544
			36,544
Dominican Republic — 0.19%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	367,294
144A 4.875% 9/23/32 #		200,000	182,502
144A 5.50% 2/22/29 #		200,000	199,382
			749,178
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	176,002
			176,002
Hungary — 0.02%
Hungary Government Bond
5.50% 6/24/25	HUF	23,550,000	71,670
			71,670
Indonesia — 0.02%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,339,000,000	93,862
			93,862
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	191,825
144A 6.125% 6/15/33 #		200,000	192,681
144A 6.875% 10/17/40 #	EUR	100,000	102,411
			486,917
Mongolia — 0.05%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		200,000	203,502
			203,502
NQ-129 [2/22] 4/22 (2112919)    17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco — 0.07%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	$ 108,238
144A 2.375% 12/15/27 #		200,000	184,072
			292,310
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	114,027
			114,027
Paraguay — 0.10%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		400,000	416,504
			416,504
Peru — 0.14%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	186,106
Peru Government Bond 6.95% 8/12/31	PEN	602,000	167,920
Peruvian Government International Bond 2.392% 1/23/26		200,000	196,316
			550,342
Poland — 0.01%
Republic of Poland Government Bond
2.50% 4/25/24	PLN	155,000	35,801
			35,801
Romania — 0.02%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	73,000	60,603
			60,603
Senegal — 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	186,482
			186,482
Serbia — 0.07%
Serbia International Bond
144A 3.125% 5/15/27 #	EUR	250,000	274,639
			274,639
18    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Africa — 0.04%
Republic of South Africa Government International Bond
5.65% 9/27/47		200,000	$ 172,440
			172,440
Ukraine — 0.03%
Ukraine Government International Bond
144A 6.876% 5/21/29 #		300,000	102,879
			102,879
Uruguay — 0.10%
Uruguay Government International Bonds
4.50% 8/14/24		53,000	55,107
9.875% 6/20/22	UYU	14,730,000	349,079
			404,186
Uzbekistan — 0.13%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		300,000	253,674
144A 4.75% 2/20/24 #		250,000	254,159
			507,833
Total Sovereign Bonds (cost $7,128,332)			6,358,950

Supranational Bank — 0.28%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	246,555
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		402,000	412,947
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		300,000	298,584
European Investment Bank 5.50% 1/23/23	MXN	3,282,000	156,304
Total Supranational Bank (cost $1,118,618)			1,114,390

US Treasury Obligations — 2.36%
US Treasury Bonds
1.75% 8/15/41		305,000	279,742
1.875% 11/15/51		410,000	382,645
2.00% 11/15/41		85,000	81,401
2.00% 8/15/51		85,000	81,560
2.25% 8/15/46		960,000	950,213
NQ-129 [2/22] 4/22 (2112919)    19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.375% 2/15/38	645,000	$ 855,457
US Treasury Notes
1.375% 11/15/31	235,000	225,325
1.50% 2/15/25	3,895,000	3,879,785
1.50% 1/31/27	1,505,000	1,487,481
1.875% 2/28/29	1,015,000	1,018,568

US Treasury Strip Principal 2.245% 5/15/44 ^	270,000	160,670
Total US Treasury Obligations (cost $9,481,122)		9,402,847
	Number of shares
Common Stock — 64.16%
Communication Services — 4.19%
Alphabet Class A †	430	1,161,490
Alphabet Class C †	494	1,332,723
AT&T	82,805	1,961,651
Century Communications =, †	1,625,000	0
Comcast Class A	47,803	2,235,268
KDDI	28,900	944,187
Meta Platforms Class A †	4,334	914,604
Orange	72,660	881,017
Take-Two Interactive Software †	5,382	871,884
Verizon Communications	75,799	4,068,132
Walt Disney †	15,766	2,340,620
		16,711,576
Consumer Discretionary — 8.54%
adidas AG	4,220	1,003,352
Amazon.com †	1,088	3,341,531
Bath & Body Works	19,989	1,066,813
Best Buy	14,362	1,387,944
Buckle	33,947	1,222,092
Dollar General	11,211	2,223,590
Dollar Tree †	20,800	2,955,264
eBay	11,586	632,480
H & M Hennes & Mauritz Class B	31,880	540,053
Home Depot	7,461	2,356,408
Lowe's	8,812	1,947,981
Newell Brands	5,701	135,399
NIKE Class B	10,284	1,404,280
20    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Publicis Groupe	9,840	$ 658,014
PulteGroup	10,409	516,911
Ross Stores	14,158	1,293,899
Sodexo	15,110	1,272,351
Sturm Ruger & Co.	13,482	976,231
Swatch Group	5,190	1,613,422
Tesla †	1,137	989,679
TJX	62,015	4,099,191
Tractor Supply	7,834	1,596,491
Ulta Beauty †	2,289	857,230
		34,090,606
Consumer Staples — 5.21%
Altria Group	37,450	1,920,810
Archer-Daniels-Midland	37,600	2,949,720
Asahi Group Holdings	10,300	416,067
Colgate-Palmolive	7,444	572,816
Conagra Brands	75,100	2,626,247
Danone	20,580	1,253,221
Diageo	38,630	1,930,375
Essity Class B	41,440	1,070,545
John B Sanfilippo & Son	876	69,659
Kao	21,000	982,734
Kellogg	14,868	950,660
Koninklijke Ahold Delhaize	39,210	1,208,137
Lawson	2,500	104,380
Nestle	14,450	1,887,276
Philip Morris International	20,708	2,092,958
Seven & i Holdings	15,500	753,799
		20,789,404
Energy — 3.88%
Chevron	7,399	1,065,456
ConocoPhillips	60,442	5,733,528
Devon Energy	16,926	1,007,943
EOG Resources	4,921	565,522
Exxon Mobil	40,407	3,168,717
Kinder Morgan	90,539	1,575,379
Marathon Petroleum	15,983	1,244,596
Williams	36,515	1,142,189
		15,503,330
NQ-129 [2/22] 4/22 (2112919)    21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials — 7.38%
American Financial Group	11,481	$ 1,554,413
American International Group	44,800	2,743,552
Ameriprise Financial	4,349	1,303,787
Artisan Partners Asset Management Class A	14,867	566,581
Banco Espirito Santo =, †	105,000	0
BlackRock	2,272	1,690,118
Blackstone	13,171	1,678,908
Diamond Hill Investment Group	2,514	487,414
Discover Financial Services	25,469	3,143,893
Invesco	47,018	998,662
MetLife	65,878	4,450,059
Principal Financial Group	23,738	1,676,852
Prudential Financial	15,841	1,768,806
S&P Global	2,845	1,068,867
Synchrony Financial	25,478	1,089,949
Truist Financial	43,400	2,700,348
US Bancorp	45,300	2,561,262
		29,483,471
Healthcare — 9.98%
AbbVie	18,667	2,758,422
Alexandria Real Estate Equities	1,955	370,277
AmerisourceBergen	14,452	2,059,843
Amgen	4,112	931,286
Baxter International	31,200	2,651,064
Bristol-Myers Squibb	30,850	2,118,469
Cigna	11,000	2,615,580
CVS Health	27,600	2,860,740
Eli Lilly & Co.	3,507	876,575
Fresenius Medical Care AG & Co.	21,840	1,403,658
Healthcare Trust of America Class A	5,531	162,556
Humana	752	326,609
Johnson & Johnson	33,297	5,479,687
Merck & Co.	58,508	4,480,543
Molina Healthcare †	3,469	1,064,532
Novo Nordisk Class B	15,040	1,546,628
Pfizer	50,238	2,358,172
Roche Holding	3,770	1,438,158
Smith & Nephew	90,950	1,631,266
UnitedHealth Group	1,371	652,418
22    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Viatris	187,093	$ 2,059,894
		39,846,377
Industrials — 3.68%
Dover	15,017	2,355,567
Honeywell International	11,633	2,207,362
Intertek Group	9,430	681,095
Knorr-Bremse	6,670	590,820
Lockheed Martin	3,458	1,500,080
Makita	5,300	187,862
Northrop Grumman	6,800	3,006,552
Raytheon Technologies	29,479	3,027,493
Securitas Class B	92,800	1,126,181
		14,683,012
Information Technology — 14.39%
Adobe †	4,136	1,934,325
Advanced Micro Devices †	14,807	1,826,295
Amadeus IT Group †	24,740	1,662,719
Analog Devices	1,160	185,936
Apple	55,731	9,202,303
Broadcom	7,939	4,663,686
Cisco Systems	75,431	4,206,787
Cognizant Technology Solutions Class A	32,632	2,810,594
Dropbox Class A †	28,774	652,882
Enphase Energy †	2,082	347,069
Fidelity National Information Services	21,763	2,072,491
HP	48,886	1,679,723
International Business Machines	7,274	891,138
Lam Research	2,748	1,542,590
Microsoft	28,315	8,460,239
Monolithic Power Systems	3,252	1,491,692
Motorola Solutions	11,497	2,534,284
NetApp	19,368	1,518,064
NVIDIA	4,125	1,005,881
Oracle	26,900	2,043,593
Paychex	14,052	1,673,031
Paycom Software †	1,663	564,106
QUALCOMM	11,474	1,973,413
SAP	10,390	1,180,357
Western Union	74,326	1,351,247
		57,474,445
NQ-129 [2/22] 4/22 (2112919)    23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Materials — 1.30%
Air Liquide	9,150	$ 1,525,578
Dow	17,036	1,004,443
DuPont de Nemours	34,200	2,646,054
		5,176,075
Real Estate Investment Trusts — 0.10%
Kite Realty Group Trust	5,052	110,791
LXP Industrial Trust	11,126	172,008
National Storage Affiliates Trust	2,053	119,628
		402,427
REIT Diversified — 0.46%
Cousins Properties	4,822	186,274
Gaming and Leisure Properties	3,321	150,806
New Residential Investment	48,444	502,849
VICI Properties	35,469	991,713
		1,831,642
REIT Healthcare — 0.38%
CareTrust REIT	6,720	117,600
Healthpeak Properties	4,331	134,521
Medical Properties Trust	9,519	193,616
National Health Investors	192	10,235
Omega Healthcare Investors	21,274	599,289
Ventas	828	44,712
Welltower	4,769	397,210
		1,497,183
REIT Hotel — 0.08%
Apple Hospitality REIT	11,940	211,219
Chatham Lodging Trust †	6,961	95,714
Host Hotels & Resorts †	976	17,831
		324,764
REIT Industrial — 0.44%
Americold Realty Trust	291	7,775
Duke Realty	6,010	318,530
Plymouth Industrial REIT	1,407	36,695
Prologis	8,914	1,300,107
Terreno Realty	1,637	112,609
		1,775,716
24    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Information Technology — 0.29%
Digital Realty Trust	2,919	$ 393,832
Equinix	1,089	772,896
		1,166,728
REIT Mall — 0.09%
Simon Property Group	2,524	347,201
		347,201
REIT Manufactured Housing — 0.11%
Equity LifeStyle Properties	1,907	142,300
Sun Communities	1,727	312,587
		454,887
REIT Mortgage — 0.17%
AGNC Investment	52,309	675,309
		675,309
REIT Multifamily — 1.03%
American Campus Communities	133	7,157
American Homes 4 Rent Class A	3,230	122,772
Apartment Income REIT	779	40,204
AvalonBay Communities	1,358	324,005
Camden Property Trust	1,113	183,767
Equity Residential	33,823	2,885,102
Essex Property Trust	1,141	361,891
Mid-America Apartment Communities	752	153,867
UDR	741	40,659
		4,119,424
REIT Office — 0.12%
Boston Properties	392	47,946
Douglas Emmett	735	23,299
Highwoods Properties	4,028	175,621
Kilroy Realty	1,773	126,982
Piedmont Office Realty Trust Class A	4,110	70,034
SL Green Realty	184	14,632
		458,514
REIT Self-Storage — 0.34%
CubeSmart	2,044	98,541
Extra Space Storage	1,940	365,011
Life Storage	1,897	240,141
Public Storage	1,869	663,533
		1,367,226
NQ-129 [2/22] 4/22 (2112919)    25

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center — 0.23%
Brixmor Property Group	9,471	$ 237,911
Federal Realty Investment Trust	215	25,280
Kimco Realty	6,355	149,533
Regency Centers	2,061	135,799
Retail Opportunity Investments	8,919	161,969
SITE Centers	11,123	172,963
Urban Edge Properties	1,476	26,893
		910,348
REIT Single Tenant — 0.24%
Agree Realty	2,022	129,711
Four Corners Property Trust	4,393	115,887
National Retail Properties	2,179	92,847
Orion Office REIT †	350	5,961
Realty Income	4,335	286,500
Spirit Realty Capital	3,546	164,428
STORE Capital	5,397	165,796
		961,130
REIT Specialty — 0.31%
EPR Properties	125	6,225
Essential Properties Realty Trust	4,005	101,246
Invitation Homes	9,021	340,994
Iron Mountain	13,453	661,619
Lamar Advertising Class A	480	52,349
Outfront Media	539	14,391
WP Carey	948	73,375
		1,250,199
Utilities — 1.22%
Edison International	41,900	2,657,298
NRG Energy	30,515	1,154,688
Vistra	46,299	1,056,543
		4,868,529
Total Common Stock (cost $224,890,454)		256,169,523

Convertible Preferred Stock — 1.32%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	484	536,611
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	6,623	305,519
26    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	7,700	$ 416,416
Bank of America 7.25% exercise price $50.00 **	245	322,802
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	17,178	847,734
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	9,324	407,739
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	13,900	784,099
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	612	553,860
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	3,011	304,051
UGI 7.25% exercise price $52.57, maturity date 6/1/24	8,447	781,347
Total Convertible Preferred Stock (cost $5,268,952)		5,260,178

Preferred Stock — 0.00%
Washington Prime Group 6.875% 04/04/22 =, ψ	4,347	0
Total Preferred Stock (cost $93,025)		0

Exchange-Traded Funds — 4.07%
iShares Core MSCI Emerging Markets ETF	135,024	7,727,423
iShares Global Infrastructure ETF	168,769	8,127,915
iShares MSCI EAFE ETF	280	20,502
iShares Trust iShares ESG Aware MSCI EAFE ETF	4,660	343,395
Vanguard FTSE Developed Markets ETF	940	44,923
Total Exchange-Traded Funds (cost $17,283,564)		16,264,158

Limited Partnerships — 2.76%
Merion Countryside=, †, π	2,342,813	4,879,610
Merion The Ledges=, †, π	4,200,000	6,143,340
Total Limited Partnerships (cost $3,001,385)		11,022,950
NQ-129 [2/22] 4/22 (2112919)    27

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.249% 1/15/87 #, ♦	1,300,000	$ 1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300
	Number of shares
Short-Term Investments — 1.46%
Money Market Mutual Funds — 1.46%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,456,800	1,456,800
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,456,800	1,456,800
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,456,800	1,456,800
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,456,800	1,456,800
Total Short-Term Investments (cost $5,827,200)		5,827,200
Total Value of Securities—98.75% (cost $358,185,629)		394,272,127

Receivables and Other Assets Net of Liabilities—1.25%		5,003,717
Net Assets Applicable to 26,662,273 Shares Outstanding—100.00%		$399,275,844
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $34,844,475, which represents 8.73% of the Fund's net assets.
28    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2022, the aggregate value of restricted securities was $11,022,950, which represented 2.76% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Countryside	8/13/20	$—	$4,879,610
Merion The Ledges	9/26/18	2,675,434	5,590,439
Merion The Ledges	9/12/19	112,766	216,824
Merion The Ledges	2/1/21	108,825	180,687
Merion The Ledges	1/5/22	104,360	155,390
Total		$3,001,385	$11,022,950
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at February 28, 2022:
NQ-129 [2/22] 4/22 (2112919)    29

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	GBP	21,917	USD	(29,399)	3/1/22	$3		$—
BNYM	JPY	(13,787,849)	USD	119,201	3/1/22	—		(731)
BNYM	JPY	4,843,771	USD	(41,876)	3/1/22	257		—
BNYM	JPY	(2,884,953)	USD	25,015	3/2/22	—		(80)
BNYM	JPY	1,636,516	USD	(14,177)	3/2/22	58		—
CITI	COP	(829,388,000)	USD	203,421	4/8/22	—		(6,323)
JPMCB	BRL	(1,525,973)	USD	271,400	4/1/22	—		(22,119)
JPMCB	CLP	192,143,444	USD	(233,000)	4/1/22	7,759		—
JPMCB	EUR	(903,926)	USD	1,028,934	4/1/22	12,270		—
JPMCB	EUR	80,000	USD	(91,416)	4/8/22	—		(1,567)
JPMCB	MXN	20,507	USD	(993)	4/1/22	2		—
Total Foreign Currency Exchange Contracts							$20,349		$(30,820)
30    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
7	US Treasury 5 yr Notes	$827,969	$822,790	6/30/22	$5,179	$—	$5,906
(10)	US Treasury 10 yr Notes	(1,274,375)	(1,264,038)	6/21/22	—	(10,337)	(12,656)
(3)	US Treasury 10 yr Ultra Notes	(423,984)	(419,664)	6/21/22	—	(4,320)	(5,625)
Total Futures Contracts			$(860,912)		$5,179	$(14,657)	$(12,375)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Federative Republic of Brazil 4.25% 6/6/25 B2 6/22/26- Quarterly	359,000	1.000%	$15,549	$17,904	$(2,355)	$—
Total CDS Contracts			$15,549	$17,904	$(2,355)	$—
NQ-129 [2/22] 4/22 (2112919)    31

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(708).
Summary of abbreviations:
AG – Aktiengesellschaft
BB – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
32    NQ-129 [2/22] 4/22 (2112919)

(Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
yr – Year
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
PEN – Peruvian Sol
PLN – Polish Zloty
USD – US Dollar
UYU – Uruguayan Peso
NQ-129 [2/22] 4/22 (2112919)    33